FINANCIAL INSTRUMENTS - Position of DFIs statements of financial positions, income statements, comprehensive Income (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hedge accounting
Financial assets	$ 668,201	$ 959,191
Financial results	(1,455,571)	1,381,290	$ (201,704)
Other comprehensive income (loss)	(232,648)	160,759	(43,353)
Borrowings: DFI
Hedge accounting
Foreign currency exchange effect	2,995	17,273	(10,544)
Interests on borrowings	(2,747)	(2,705)	(997)
Financial results	248	14,568	(11,541)
DFI effects classified as hedges	(5,913)	2,859	4,122
Other comprehensive income (loss)	(5,913)	2,859	$ 4,122
Other receivables: DFI
Hedge accounting
Financial assets, non-current		952
Financial assets		4,326
At fair value
Hedge accounting
Financial assets	$ 108,040	320,360
At fair value | Other receivables: DFI
Hedge accounting
Financial assets, current		3,374
Financial assets, non-current		$ 952